Intangible Assets, net - Components (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,128	$ 1,138
Accumulated Amortization	1,040	1,052
Net Carrying Amount	88	87
Intangible Assets, Gross (Excluding Goodwill) [Abstract]
Gross Carrying Amount	1,129	1,138
Accumulated Amortization	1,040	1,052
Net Carrying Amount	89	87
Amortization expense	$ 27	33	$ 36
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Amortization Period (Years)	15 years 1 month 6 days
Gross Carrying Amount	$ 718	718
Accumulated Amortization	686	677
Net Carrying Amount	32	41
Intangible Assets, Gross (Excluding Goodwill) [Abstract]
Accumulated Amortization	$ 686	677
Computer software
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Amortization Period (Years)	6 years 3 months 18 days
Gross Carrying Amount	$ 270	284
Accumulated Amortization	240	259
Net Carrying Amount	30	24
Intangible Assets, Gross (Excluding Goodwill) [Abstract]
Accumulated Amortization	$ 240	259
Developed technologies
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Amortization Period (Years)	12 years 8 months 12 days
Gross Carrying Amount	$ 37	37
Accumulated Amortization	34	33
Net Carrying Amount	3	4
Intangible Assets, Gross (Excluding Goodwill) [Abstract]
Accumulated Amortization	$ 34	33
Licenses
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Amortization Period (Years)	5 years 2 months 12 days
Gross Carrying Amount	$ 77	74
Accumulated Amortization	56	59
Net Carrying Amount	21	15
Intangible Assets, Gross (Excluding Goodwill) [Abstract]
Accumulated Amortization	$ 56	59
Other
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Amortization Period (Years)	10 years
Gross Carrying Amount	$ 26	26
Accumulated Amortization	23	23
Net Carrying Amount	2	3
Intangible Assets, Gross (Excluding Goodwill) [Abstract]
Accumulated Amortization	$ 23	23
Minimum | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Estimated Life (Years)	12 years
Minimum | Computer software
Finite-Lived Intangible Assets [Line Items]
Estimated Life (Years)	3 years
Minimum | Developed technologies
Finite-Lived Intangible Assets [Line Items]
Estimated Life (Years)	2 years
Minimum | Licenses
Finite-Lived Intangible Assets [Line Items]
Estimated Life (Years)	4 years
Minimum | Other
Finite-Lived Intangible Assets [Line Items]
Estimated Life (Years)	3 years
Maximum | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Estimated Life (Years)	15 years
Maximum | Computer software
Finite-Lived Intangible Assets [Line Items]
Estimated Life (Years)	14 years
Maximum | Developed technologies
Finite-Lived Intangible Assets [Line Items]
Estimated Life (Years)	15 years
Maximum | Licenses
Finite-Lived Intangible Assets [Line Items]
Estimated Life (Years)	23 years
Maximum | Other
Finite-Lived Intangible Assets [Line Items]
Estimated Life (Years)	17 years
Trademarks
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	$ 1	$ 0